Consolidated statement of comprehensive (loss)/ income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net loss attributable to owners of the parent	€ (581)	€ (186)	€ (78)
Items that may be subsequently reclassified to consolidated statement of operations (net of tax):
Change in net unrealized gain or loss on short term investments	4	5	1
Change in net unrealized gain or loss on cash flow hedging instruments	1	(3)	(1)
Exchange differences on translation of foreign operations	(43)	4	(8)
Items not to be subsequently reclassified to consolidated statement of operations (net of tax):
Gain/(loss) in the fair value of long term investments	615	(117)	572
Other comprehensive income/(loss) for the year (net of tax)	577	(111)	564
Total comprehensive (loss)/income for the year attributable to owners of the parent	€ (4)	€ (297)	€ 486